UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

December 31, 2010

Annual Repor t

Western Asset

High Yield

Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE
VALUE

II

Western Asset High Yield Portfolio

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset High Yield Portfolio for the twelve-month reporting period ended December 31, 2010. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•

Fund prices and performance,

•

Market insights and commentaries from our portfolio managers, and

•

A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

February 9, 2011

Western Asset High Yield Portfolio

III

Investment commentary

Economic review

Despite continued headwinds from high unemployment and issues in the housing market, the U.S. economy continued to expand over the twelve months ended December 31, 2010. Toward the end of the reporting period, fears regarding moderating economic growth were replaced with optimism for a strengthening economy in 2011. With investor sentiment improving, U.S. equities moved sharply higher in the fourth quarter, while rising interest rates negatively impacted some sectors of the fixed-income market. All told, during 2010, investors who took on additional risk in their portfolios were generally rewarded.

In September 2010, the National Bureau of Economic Research (“NBER”), the organization charged with determining when recessions start and end, announced that the recession that began in
December 2007 had concluded in June 2009. However, the NBER said, “In determining that a trough occurred in June 2009, the committee did not conclude that economic conditions since that month have been favorable or that the economy has returned to operating at normal capacity.” The NBER’s point is well-taken given continued areas of weakness in the U.S. economy.

Although the U.S. Department of Commerce continued to report positive U.S. gross domestic product (“GDP”)i growth, the expansion has moderated since peaking at 5.0% in the fourth quarter of 2009. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s solid growth at the end of 2009.
However, the economy grew at a more modest pace in 2010. According to the Commerce Department, GDP growth was 3.7%, 1.7% and 2.6% during the first, second and third quarters of 2010, respectively. The initial estimate for fourth quarter GDP was a
3.2% expansion.

Turning to the job market, while the unemployment rate moved lower in December 2010, it remained elevated throughout the reporting period. While 384,000 new jobs were created during the fourth quarter and the unemployment rate fell from 9.8% in November to 9.4% in December 2010, there continued to be some disturbing trends in the labor market.
The unemployment rate has now exceeded 9.0% for twenty consecutive months, the longest period since the government began tracking this data in 1949. In addition, the U.S. Department of Labor reported in December that a total of 14.5 million
Americans looking for work have yet to find a job, and 44% of these individuals have been out of work for more than six months.

There
was mixed news in the housing market during the period. According to the National Association of Realtors (“NAR”), existing-home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from
December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing-home sales then declined from May through July. Sales then generally rose from August through the end of the year. In total, existing-home sales volume in 2010 was 4.9 million, the lowest amount since 1997. Looking at home prices, the NAR reported that the median existing-home price for all housing types rose a tepid 0.3% in 2010. The inventory of unsold homes was an 8.1 month supply in December at the current sales level, versus a 9.5 month supply in November.

The manufacturing sector was one area of the economy that remained relatively strong during 2010. Based on the Institute

IV

Western Asset High Yield Portfolio

Investment commentary (cont’d)

for Supply Management’s PMIii, the manufacturing sector has grown seventeen consecutive months since it began expanding in August 2009. After reaching a six-year peak of 60.4 in April 2010 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion), PMI data indicated somewhat more modest growth through the remainder of the year. However, in December, the manufacturing sector expanded at its fastest pace in seven months, with a reading of 57.0 versus 56.6 in November.

Financial market overview

The financial markets experienced several periods of
volatility during the reporting period that tested the resolve of novice and experienced investors alike. During most of the first four months of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by stocks and lower-quality bonds. The market then experienced sharp sell-offs in late April and in May, and again beginning in mid-November. During those periods, investors tended to favor the relative safety of U.S.
Treasury securities. However, these setbacks proved to be only temporary and, in each case, risk aversion was replaced with solid demand for riskier assets.

Due to signs that certain areas of the economy were moderating in the second half of the reporting period, the Federal Reserve Board (“Fed”)iii took further actions to spur the economy. At its August 10th meeting, the Fed announced an ongoing program that calls for using the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities.

In addition, the Fed remained cautious throughout the reporting period given pockets of weakness in the economy. At its meeting in September 2010, the Fed said,

“The Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery. . .
..” This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

The Fed then took additional action in early November. Citing that “the pace of recovery in output and employment continues to be slow,” the Fed announced another round of quantitative easing to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. This, coupled with the Fed’s previously announced program to use the proceeds of expiring securities to purchase Treasuries, means it could buy a total of $850 billion to $900 billion of Treasury securities by the end of June 2011. At its final meeting of the year in December, the Fed said it “will regularly review the pace of its securities purchases and the overall size of the asset-purchase program in light of incoming information and will adjust the program as needed to best foster maximum employment and price stability.”

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector (non-Treasury) outperformed equal-durationiv Treasuries during most of the first four months of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. Robust investor appetite was then replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and

Western Asset High Yield Portfolio

V

some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June and July, as investor demand for these securities again increased. There was another bout of risk aversion in August, given fears that the economy may slip back into a recession. However, with the Fed indicating the possibility of another round of quantitative easing, most spread sectors rallied in September and October. The spread sectors started to weaken again toward the middle of November as financial troubles in Ireland resulted in a re-emergence of the European sovereign debt crisis. While several spread sectors regained their footing in December, others remained weak given ongoing uncertainties in Europe and concerns regarding economic growth in China and its potential impact on the global economy.

Both short- and long-term Treasury yields fluctuated but, overall, moved lower during the twelve months ended December 31, 2010. When the period began, two- and ten-year Treasury yields were 1.14% and 3.85%, respectively. On April 5, 2010, two- and ten-year Treasury yields peaked at 1.18% and 4.01%, respectively. Subsequent to hitting their highs for the period, yields largely declined during much of the next six months, with two-year Treasuries hitting their low for the year of 0.33% on November 4, 2010. Ten-year Treasuries reached their 2010 trough of 2.41% in early October. Yields then moved sharply higher given expectations for stronger growth in 2011 and the potential for rising inflation.

When the period ended on December 31, 2010, two-year Treasury yields were 0.61% and ten-year Treasury yields were 3.30%. For the twelve months ended December 31, 2010, the Barclays Capital U.S.
Aggregate Indexv returned 6.54%.

The U.S.
high-yield bond market produced strong results during the reporting period. The asset class posted positive returns during each month, except for May and November 2010 when risk aversion rose sharply. The high-yield market was supported by better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield – 2% Issuer Cap Indexvi returned 14.94%
for the twelve months ended December 31, 2010.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

January 28, 2011

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]
  Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

[v]

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate
High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Western Asset High Yield Portfolio 2010 Annual Report

1

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund’s investment objective is to maximize total return, consistent with prudent investment management. Under normal market conditions, the Fund will invest at least 80% of its net assets in U.S. dollar-denominated debt or fixed-income securities that are rated below investment grade at the time of purchase by one or more nationally recognized statistical rating organizations or are of a comparable quality as determined by Western Asset Management Company (“Western Asset”), the Fund’s adviser.

In deciding among the securities in which the Fund may invest, we take into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the Fund’s effective durationi and prevailing and anticipated market conditions. The Fund is permitted to invest up to 20% of its total assets in
non-U.S. dollar-denominated non-U.S. securities.

The Fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards.

At Western Asset, we utilize a fixed- income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western
Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. During the twelve months ended December 31, 2010, the riskier segments of the fixed-income market produced strong results and outperformed
U.S. Treasuries.

This was due, in part, to improving economic conditions following the lengthy downturn from mid-2008 through mid-2009. Also supporting the spread sectors (non-U.S. Treasuries) was overall solid demand from investors seeking incremental yields given the low rates available from short-term fixed-income securities.

The spread
sectors rallied during most of the reporting period, with notable exceptions being in late April and May 2010, as well as August and November 2010. Starting toward the end of April, there was a “flight to quality,” triggered by concerns regarding the escalating sovereign debt crisis in Europe. In addition, investor sentiment was negatively impacted by uncertainties surrounding financial reform legislation in the U.S. and signs that economic growth was moderating. Collectively, this caused investors to flock to the relative safety of Treasury securities, driving their yields lower and prices higher.

Robust investor risk appetite largely resumed during June and July, and again in September and October. These turnarounds occurred as the situation in Europe appeared to stabilize, the financial reform bill was signed into law and the Federal Reserve Board (“Fed”)ii continued to indicate that it would keep short-term rates low for an extended period. Investor risk aversion briefly returned in November when fears regarding the European debt crisis re-emerged. However, investor sentiment improved in December, given expectations for strengthening economic conditions in 2011.

The yields on two- and ten-year Treasuries began the fiscal year at 1.14%
and 3.85%, respectively. Treasury yields fluctuated during the twelve-month reporting period given mixed signals regarding the economy and uncertainties regarding Fed monetary policy. Yields moved sharply lower in October 2010 in anticipation of additional quantitative easing (“QE2”) by the Fed. Yields then reversed course

2

Western Asset High Yield Portfolio 2010 Annual Report

Fund overview (cont’d)

toward the end of the period as certain economic data were stronger than expected and there were concerns regarding future inflation. During the fiscal year, two-year Treasury yields moved as high as 1.18% and as low as 0.33%, while ten-year Treasuries rose as high as 4.01% and fell as low as 2.41%. On December 31, 2010, yields on two- and ten-year Treasuries were 0.61% and 3.30%, respectively.

The Barclays Capital U.S. Aggregate Indexiii returned
6.54% for the twelve months ended December 31, 2010. Comparatively, riskier fixed-income securities, including high-yield bonds, produced stronger results. Over the fiscal year, the Barclays Capital U.S. High Yield – 2% Issuer Cap Indexiv (the “Index”) returned 14.94%. During this period, as measured by the Index, lower-quality CCC-rated bonds outperformed higher-quality BB-rated securities, returning
16.29% and 14.34%, respectively.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the portfolio during the reporting period. We increased our exposure to the
Financials sector, moving from an underweight to a neutral position versus the Index. Within the Financials sector, we emphasized banks based on our expectation for improving profits in the industry. Elsewhere, our exposures to Utilities and
Consumer Noncyclicals1 were reduced to pursue what we felt were more attractive opportunities. We actively participated in the new issuance market by selectively purchasing high-yield corporate bonds from a variety of sectors. While we maintained a lower-quality bias versus the Index, we pared our exposure to certain lower-quality CCC-rated securities to capture profits during the fiscal year. We also increased the Fund’s exposure to BB-rated bonds, which generated solid results during periods of increased investor risk aversion, to help reduce its overall risk exposure.

We employed U.S. Treasury futures during the reporting period to manage our yield curvev positioning and durationvi. We also used currency forwards to hedge our currency exposure. The use of these derivative instruments was a modest detractor from performance.

Performance review

For the twelve months ended December 31, 2010, Class I shares of Western Asset High Yield Portfolio returned 16.24%. The
Fund’s unmanaged benchmark, the Barclays Capital U.S. High Yield – 2% Issuer Cap Index, returned 14.94% for the same period. The Lipper High Current Yield Funds Category Average2 returned 14.24% over the same time frame.

Performance Snapshot as of December 31, 2010 (unaudited)

6 months

12 months

Western Asset High Yield Portfolio:

Class IS3

11.19
%

16.32
%

Class I3

11.20
%

16.24
%

Barclays Capital U.S. High Yield – 2% Issuer Cap Index

10.04
%

14.94
%

Lipper High Current Yield Funds Category
Average[2]

10.18
%

14.24
%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

[1]
  Consumer Noncyclicals consists of the following industries: Consumer Products, Food/Beverage, Health Care, Pharmaceuticals, Supermarkets and
Tobacco.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 500 funds for the six-month period and among the 485 funds for the twelve-month period in the Fund’s
Lipper category.

[3]
  Class IS and Class I shares were formerly known as Institutional Select Class and Institutional Class shares, respectively. Fund share classes were renamed in April 2010.

Western Asset High Yield Portfolio 2010 Annual Report

3

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating
balance arrangements, without which the performance would have been lower.

The 30-Day SEC Yields for the period
ended December 31, 2010 for Class IS and Class I shares were 7.87% and 7.86%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class IS and Class I shares were 0.61% and 0.62%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Q. What were the leading contributors to
performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was our security selection. Six of the Fund’s ten largest overweight positions outperformed the Index, and we had overweights in eight of the twenty best-performing securities within the benchmark. We were also successful in avoiding many of the worst-performing securities during the reporting period, as eight of the Fund’s ten largest underweight positions lagged the benchmark. We were also underweight seventeen of the twenty worst-performing securities within the benchmark.

In terms of individual holdings, leading contributors to Fund performance included issues from American International Group Inc. and its aircraft-leasing arm International Lease Finance Corp., DAE Aviation Holdings Inc., Bank of America Corp. and
Citigroup Inc. As we anticipated, AIG’s International Lease Finance freed up collateral by repaying a government loan during the period, and the company accessed the capital markets in order to extend its maturity profile. This balance sheet management, combined with stable fundamental results, caused the issuer’s bonds to rally significantly during the period. Additionally, AIG senior debt performed well with positive revenue growth and improvement to its government supported balance sheet. DAE Aviation Holdings, an aircraft maintenance, repair and overhaul company, experienced increased demand for its products and services as global economic conditions improved and airlines looked to maintain their existing fleets rather than purchase new airplanes. Bank of America and Citigroup performed well, along with the Banking sub-sector in general, as the federal government’s assistance programs, improving fundamental performance and rising capital rates helped their bonds to rally during the reporting period. In addition, the recently passed financial reform bill was viewed as a positive for the debt of the two issuers. In particular, expectations were that the legislation would reduce the risk associated with large banks’ business models.

The portfolio’s quality allocation also enhanced results. Relative to the benchmark, the portfolio’s overweight to CCC-rated securities benefited from improved demand, as investors looked to receive the historically high incremental yield given the low interest rate environment.

From a sector perspective, our overweight versus the benchmark in Transportation also contributed to performance. The sector performed well as the economy showed signs of improvement during the fiscal

4

Western Asset High Yield Portfolio 2010 Annual Report

Fund overview (cont’d)

year. Finally, moving from a neutral to an underweight exposure versus the benchmark in Consumer Noncyclicals was also additive to results. Sectors more closely tied to the economy generally outperformed Consumer Noncyclicals during the period.

Q. What were the leading detractors from performance?

A. A number of individual holdings negatively impacted results and were the largest detractors from relative results during the period. These included our overweight exposures to issuers Station Casinos Inc., Blockbuster Inc. and Energy Future Holdings Corp. The gaming market suffered deep declines due to the severe economic recession. In addition to this, home prices in the Las Vegas area, as well as construction activity, remained challenged and contributed to the pullback in economic activity. Collectively, this took its toll on the local population of Las Vegas, a market of focus for Station Casinos.
Given the deteriorating fundamental results, the firm filed for bankruptcy in July 2009. The company continued to negotiate with lenders and creditors, and unable to reach any agreement, Station Casinos’ bonds moved lower. Poor fundamental results and concerns over Blockbuster’s in-store rental model pressured its first lien-secured bonds during the period. In September 2010, the company filed for bankruptcy. As a result, our holdings detracted from performance as their prices declined in a rising market. We liquidated our position during the period. Utilities company Energy Future Holdings performed poorly as the highly leveraged company has a number of large issues maturing in the coming years. In addition, the issuer was hurt by falling natural gas prices.

Also detracting from performance was our underweight to the Financials sector, as it was the best performing area within the Index during the twelve months ended

December 31, 2010. While we increased the Fund’s exposure, we had an underweight position in Financials during the majority of the reporting period. The Fund’s overweight in Utilities, historically a defensive industry, also detracted from results as more cyclical sectors typically generated superior performance during the reporting period.

Thank you for your investment in Western Asset High Yield Portfolio. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

January 18, 2011

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. Risks of high-yield securities include greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to repayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

Portfolio holdings and
breakdowns are as of December 31, 2010 and are subject to change and may not be representative of the portfolio managers’ current or future investments. Please refer to pages 12 through 27 for a list and percentage breakdown of the Fund’s holdings.

Western Asset High Yield Portfolio 2010 Annual Report

5

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2010 were: Consumer Discretionary (22.5%), Energy (15.5%),
Industrials (13.2%), Materials (9.9%) and Telecommunication

Services (9.2%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities. (For example, some bonds can be prepaid by the issuer.)

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iv

The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate
High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[v]
  The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

6

Western Asset High Yield Portfolio 2010 Annual Report

Fund at a glance† (unaudited)

Investment Breakdown (%) as a percent of total investments

†
The bar graph above represents the composition of the Fund’s investments as of December 31, 2010 and does not include derivatives such as futures contracts.
The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset High Yield Portfolio 2010 Annual Report

7

Fund expenses
(unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2010 and held for the six months ended December 31, 2010.

Actual expenses

The table below
titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled
“Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]

Based on hypothetical total return[1]

Actual Total Return[2]

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Hypothetical Annualized Total Return

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Class IS4

11.19
%

$
1,000.00

$
1,111.90

0.62
%

$
3.30

Class
IS4

5.00
%

$
1,000.00

$
1,022.08

0.62
%

$
3.16

Class
I4

11.20

1,000.00

1,112.00

0.67

3.57

Class
I4

5.00

1,000.00

1,021.83

0.67

3.41

[1]
  For the six months ended December 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

[4]
  In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

8

Western Asset High Yield Portfolio 2010 Annual Report

Fund performance (unaudited)

Average annual total returns[1]

Class IS‡

Class I‡

Twelve Months Ended 12/31/10

16.32
%

16.24
%

Five Years Ended 12/31/10

N/A

7.61

Ten Years Ended 12/31/10

N/A

N/A

Inception* through 12/31/10

12.50

8.21

Cumulative total
returns[1]

Class IS‡ (Inception date of 8/4/08 through 12/31/10)

32.80
%

Class I‡ (Inception date of 9/28/01 through 12/31/10)

107.55

All figures represent past performance and are not a guarantee of future results.
Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]
Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*
Inception dates for Class IS and I are August 4, 2008 and September 28, 2001, respectively.

‡
In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

Western Asset High Yield Portfolio 2010 Annual Report

9

Historical performance

Value of $1,000,000 invested in

Class IS Shares of Western Asset High Yield
Portfolio vs. Barclays Capital U.S. High Yield - 2% Issuer Cap Index† — August 4, 2008

- December 2010

Value of $1,000,000 invested in

Class I Shares of Western Asset High Yield Portfolio vs. Barclays Capital U.S. High Yield - 2% Issuer Cap Index† — September 28, 2001 - December 2010

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†
Hypothetical illustration of $1,000,000 invested in Class IS and I shares of Western Asset High Yield Portfolio on August 4, 2008 (commencement of operations) and
September 28, 2001 (commencement of operations), respectively, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2010. The hypothetical illustration also assumes a
$1,000,000 investment in the Barclays Capital U.S. High Yield - 2% Issuer Cap Index. The Barclays Capital U.S. High Yield - 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Index is unmanaged and not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

‡
In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I, respectively.

10

Western Asset High Yield Portfolio 2010 Annual Report

Spread duration (unaudited)

Economic exposure — December 31, 2010

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

BCGHYI

— Barclays Capital U.S. Corporate High Yield - 2% Issuer Cap Index

EMD

— Emerging Market

HY

— High Yield

IG Credit

— Investment Grade Credit

Non $

— Non-U.S. Dollar

WA High Yield

— Western Asset High Yield Portfolio

Western Asset High Yield Portfolio 2010 Annual Report

11

Effective duration (unaudited)

Interest rate exposure — December 31, 2010

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

BCGHYI

— Barclays Capital U.S. Corporate High Yield - 2% Issuer Cap Index

EMD

— Emerging Market

HY

— High Yield

IG Credit

— Investment Grade Credit

Non $

— Non-U.S. Dollar

WA High Yield

— Western Asset High Yield Portfolio

12

Western Asset High Yield Portfolio 2010 Annual Report

Schedule of investments

December 31, 2010

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Corporate Bonds &
Notes — 85.5%

Consumer Discretionary
— 20.2%

Auto Components — 0.1%

Hertz Holdings Netherlands BV, Senior Secured Bonds

8.500
%

7/31/15

310,000
EUR

$
445,322
 (a)

Automobiles — 1.8%

Ford Motor Credit Co., LLC, Senior Notes

7.000
%

4/15/15

1,190,000

1,278,789

Ford Motor Credit Co., LLC, Senior Notes

12.000
%

5/15/15

3,555,000

4,471,973

Motors Liquidation Co., Senior Debentures

8.250
%

7/15/23

1,320,000

458,700
(b)

Motors Liquidation Co., Senior Debentures

8.375
%

7/15/33

3,955,000

1,413,913
(b)

Motors Liquidation Co., Senior Debentures

7.200
%

1/15/11

6,180,000

2,085,750
(b)

Total Automobiles

9,709,125

Diversified Consumer Services — 1.6%

Realogy Corp., Senior Notes

10.500
%

4/15/14

3,035,000

2,981,888

Service Corp. International, Senior Notes

7.500
%

4/1/27

1,212,000

1,160,490

Sotheby’s, Senior Notes

7.750
%

6/15/15

1,750,000

1,933,750

Stonemor Operating LLC/Cornerstone Family Services of WV / Osiris Holding, Senior Notes

10.250
%

12/1/17

2,680,000

2,820,700

Total Diversified Consumer Services

8,896,828

Hotels, Restaurants & Leisure — 7.2%

Boyd Gaming Corp., Senior Notes

9.125
%

12/1/18

1,000,000

987,500
(a)

Boyd Gaming Corp., Senior Subordinated Notes

7.125
%

2/1/16

385,000

345,537

CCM Merger Inc., Notes

8.000
%

8/1/13

3,735,000

3,632,287
(a)

Downstream Development Quapaw, Senior Notes

12.000
%

10/15/15

1,345,000

1,326,506
(a)

Dunkin Finance Corp., Senior Notes

9.625
%

12/1/18

570,000

575,700
(a)

El Pollo Loco Inc., Senior Notes

11.750
%

11/15/13

3,696,000

2,993,760

El Pollo Loco Inc., Senior Secured Notes

11.750
%

12/1/12

310,000

316,200

Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.

10.250
%

6/15/15

1,455,000

5,093
(a)(b)

Harrah’s Operating Co. Inc., Senior Bonds

5.625
%

6/1/15

8,908,000

7,460,450

Harrah’s Operating Co. Inc., Senior Notes

10.750
%

2/1/16

1,260,000

1,206,450

Inn of the Mountain Gods Resort & Casino, Senior Notes

12.000
%

11/15/10

5,655,000

2,947,669
(c)(d)

Landry’s Holdings Inc., Senior Secured Notes

11.500
%

6/1/14

850,000

833,000
(a)

Landry’s Restaurants Inc., Senior Secured Notes

11.625
%

12/1/15

1,550,000

1,654,625

Landry’s Restaurants Inc., Senior Secured Notes

11.625
%

12/1/15

410,000

437,675
(a)

MGM MIRAGE Inc., Senior Notes

6.750
%

4/1/13

3,060,000

3,041,640

MGM Resorts International, Senior Secured Notes

10.375
%

5/15/14

260,000

291,850

MGM Resorts International, Senior Secured Notes

11.125
%

11/15/17

280,000

322,000

Mohegan Tribal Gaming Authority, Senior Secured Notes

11.500
%

11/1/17

190,000

175,275
(a)

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Annual Report

13

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Hotels, Restaurants & Leisure — continued

Mohegan Tribal Gaming Authority, Senior Subordinated Notes

8.000
%

4/1/12

4,342,000

$
3,625,570

NCL Corp. Ltd., Senior Notes

9.500
%

11/15/18

2,470,000

2,544,100
(a)

NCL Corp. Ltd., Senior Secured Notes

11.750
%

11/15/16

1,390,000

1,621,087

Pinnacle Entertainment Inc., Senior Subordinated Notes

7.500
%

6/15/15

440,000

441,100

Sbarro Inc., Senior Notes

10.375
%

2/1/15

2,325,000

1,046,250

Snoqualmie Entertainment Authority, Senior Secured Notes

4.428
%

2/1/14

2,755,000

2,355,525
(a)(e)

Station Casinos Inc., Senior Notes

6.000
%

4/1/12

2,905,000

291
(b)(c)

Station Casinos Inc., Senior Notes

7.750
%

8/15/16

2,625,000

263
(b)(c)

Station Casinos Inc., Senior Subordinated Notes

6.625
%

3/15/18

890,000

89
(b)(c)

Total Hotels, Restaurants & Leisure

40,187,492

Household Durables — 0.4%

Standard Pacific Corp., Senior Notes

8.375
%

1/15/21

2,160,000

2,095,200
(a)

Internet & Catalog Retail — 0.8%

Netflix Inc., Senior Notes

8.500
%

11/15/17

1,670,000

1,878,750

QVC Inc., Senior Secured Notes

7.375
%

10/15/20

2,270,000

2,377,825
(a)

Total Internet & Catalog Retail

4,256,575

Media — 4.0%

Affinity Group Inc., Senior Secured Notes

11.500
%

12/1/16

820,000

805,650
(a)

CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes

7.875
%

4/30/18

1,930,000

1,997,550

CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes

8.125
%

4/30/20

1,690,000

1,778,725

Cengage Learning Acquisitions Inc., Senior Notes

10.500
%

1/15/15

190,000

196,175
(a)

Cengage Learning Acquisitions Inc., Senior Subordinated Notes

13.250
%

7/15/15

3,235,000

3,412,925
(a)

  Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured
Notes

10.875
%

9/15/14

470,000

525,225
(a)

CMP Susquehanna Corp.

3.443
%

5/15/14

172,000

120,400
(a)(e)(f)

CSC Holdings LLC, Senior Notes

8.500
%

6/15/15

410,000

444,850

EN Germany Holdings BV, Senior Secured Notes

10.750
%

11/15/15

1,550,000
EUR

2,081,621
(a)

Nielsen Finance LLC/Nielsen Finance Co., Senior Notes

7.750
%

10/15/18

4,340,000

4,491,900
(a)

Univision Communications Inc., Senior Notes

8.500
%

5/15/21

2,120,000

2,146,500
(a)

Univision Communications Inc., Senior Secured Notes

7.875
%

11/1/20

2,060,000

2,163,000
 (a)

See Notes to Financial Statements.

14

Western Asset High Yield Portfolio 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Media — continued

UPC Holding BV, Senior Notes

9.875
%

4/15/18

1,160,000

$
1,270,200
(a)

Virgin Media Finance PLC, Senior Notes

9.125
%

8/15/16

585,000

623,025

Total Media

22,057,746

Multiline Retail — 0.8%

Neiman Marcus Group Inc., Senior Secured Notes

7.125
%

6/1/28

4,810,000

4,617,600

Specialty Retail — 2.1%

American Greetings Corp., Senior Notes

7.375
%

6/1/16

3,045,000

3,155,381

American Greetings Corp., Senior Notes

7.375
%

6/1/16

575,000

572,844

American Greetings Corp., Senior Notes

7.375
%

6/1/16

360,000

358,650

Michaels Stores Inc., Senior Subordinated Bonds

11.375
%

11/1/16

710,000

773,900

Michaels Stores Inc., Senior Subordinated Notes, step bond

0.000
%

11/1/16

4,110,000

4,068,900

PETCO Animal Supplies Inc., Senior Notes

9.250
%

12/1/18

2,650,000

2,792,437
(a)

Total Specialty Retail

11,722,112

Textiles, Apparel & Luxury Goods — 1.4%

Express LLC/Express Finance Corp., Senior Notes

8.750
%

3/1/18

1,220,000

1,296,250

Giraffe Acquisition Corp., Senior Notes

9.125
%

12/1/18

2,030,000

2,116,275
(a)

Oxford Industries Inc., Senior Secured Notes

11.375
%

7/15/15

3,080,000

3,457,300

Phillips-Van Heusen Corp., Senior Notes

7.375
%

5/15/20

1,040,000

1,105,000

Total Textiles, Apparel & Luxury Goods

7,974,825

Total Consumer Discretionary

111,962,825

Consumer Staples —
1.2%

Food Products — 1.0%

Bumble Bee Acquisiton Co., Senior Secured Notes

9.000
%

12/15/17

890,000

925,600
(a)

Bumble Bee Foods LLC, Senior Secured Notes

7.750
%

12/15/15

1,629,000

1,862,973

Del Monte Corp., Senior Subordinated Notes

7.500
%

10/15/19

960,000

1,119,600

Simmons Foods Inc., Senior Secured Notes

10.500
%

11/1/17

1,500,000

1,601,250
(a)

Total Food Products

5,509,423

Tobacco — 0.2%

Alliance One International Inc., Senior Notes

10.000
%

7/15/16

1,140,000

1,168,500

Total Consumer Staples

6,677,923

Energy —
15.0%

Energy Equipment & Services — 2.5%

Basic Energy Services Inc., Senior Secured Notes

11.625
%

8/1/14

2,225,000

2,469,750

Complete Production Services Inc., Senior Notes

8.000
%

12/15/16

1,235,000

1,278,225

Frac Tech Services LLC/Frac Tech Finance Inc., Senior Notes

7.125
%

11/15/18

1,330,000

1,349,950
(a)

GulfMark Offshore Inc., Senior Subordinated Notes

7.750
%

7/15/14

1,790,000

1,816,850

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Annual Report

15

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Energy Equipment & Services — continued

Hercules Offshore LLC, Senior Secured Notes

10.500
%

10/15/17

1,990,000

$
1,646,725
(a)

Key Energy Services Inc., Senior Notes

8.375
%

12/1/14

1,300,000

1,371,500

Parker Drilling Co., Senior Notes

9.125
%

4/1/18

1,900,000

1,985,500

Precision Drilling Corp., Senior Notes

6.625
%

11/15/20

1,260,000

1,282,050
(a)

Trinidad Drilling Ltd., Senior Notes

7.875
%

1/15/19

730,000

737,300
(a)

Total Energy Equipment & Services

13,937,850

Oil, Gas & Consumable Fuels — 12.5%

Alta Mesa Holdings/Alta Mesa Finance Services Corp., Senior Notes

9.625
%

10/15/18

1,000,000

971,250
(a)

Belden & Blake Corp., Secured Notes

8.750
%

7/15/12

4,480,000

4,278,400

Berry Petroleum Co., Senior Notes

10.250
%

6/1/14

1,220,000

1,399,950

Berry Petroleum Co., Senior Notes

6.750
%

11/1/20

300,000

301,500

Calfrac Holdings LP, Senior Notes

7.500
%

12/1/20

930,000

941,625
(a)

Chesapeake Energy Corp., Senior Notes

6.875
%

8/15/18

840,000

852,600

Chesapeake Energy Corp., Senior Notes

7.250
%

12/15/18

1,635,000

1,692,225

Chesapeake Energy Corp., Senior Notes

6.625
%

8/15/20

520,000

512,200

Compagnie Generale de Geophysique-Veritas, Senior Notes

7.500
%

5/15/15

885,000

900,487

Compagnie Generale de Geophysique-Veritas, Senior Notes

9.500
%

5/15/16

1,015,000

1,106,350

Compagnie Generale de Geophysique-Veritas, Senior Notes

7.750
%

5/15/17

110,000

112,750

Concho Resources Inc., Senior Notes

7.000
%

1/15/21

1,460,000

1,496,500

CONSOL Energy Inc., Senior Notes

8.250
%

4/1/20

2,340,000

2,527,200
(a)

Corral Petroleum Holdings AB, Senior Bonds

2.000
%

9/18/11

4,443,923

4,110,629
(a)(g)

Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes

8.875
%

2/15/18

1,230,000

1,317,637

Denbury Resources Inc., Senior Subordinated Notes

8.250
%

2/15/20

2,232,000

2,421,720

Energy Transfer Equity LP, Senior Notes

7.500
%

10/15/20

1,570,000

1,617,100

Enterprise Products Operating LLP, Junior Subordinated Notes

8.375
%

8/1/66

2,145,000

2,303,194
(e)

Enterprise Products Operating LLP, Subordinated Notes

7.034
%

1/15/68

295,000

306,063
(e)

EXCO Resources Inc., Senior Notes

7.500
%

9/15/18

2,950,000

2,891,000

Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes

7.875
%

12/15/18

210,000

208,950
(a)

Inergy LP/Inergy Finance Corp., Senior Notes

7.000
%

10/1/18

1,100,000

1,108,250
(a)

International Coal Group Inc., Senior Secured Notes

9.125
%

4/1/18

1,160,000

1,252,800

Linn Energy LLC/Linn Energy Finance Corp., Senior Notes

8.625
%

4/15/20

1,270,000

1,368,425
 (a)

See Notes to Financial Statements.

16

Western Asset High Yield Portfolio 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Oil, Gas & Consumable Fuels — continued

Linn Energy LLC/Linn Energy Finance Corp., Senior Notes

7.750
%

2/1/21

1,180,000

$
1,209,500
(a)

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes

8.750
%

4/15/18

840,000

909,300

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes

6.750
%

11/1/20

470,000

470,000

Murray Energy Corp., Senior Secured Notes

10.250
%

10/15/15

2,290,000

2,404,500
(a)

Offshore Group Investments Ltd., Senior Secured Notes

11.500
%

8/1/15

3,260,000

3,537,100
(a)

OPTI Canada Inc., Senior Secured Notes

9.000
%

12/15/12

610,000

611,525
(a)

OPTI Canada Inc., Senior Secured Notes

9.750
%

8/15/13

1,840,000

1,840,000
(a)

OPTI Canada Inc., Senior Secured Notes

7.875
%

12/15/14

480,000

339,000

OPTI Canada Inc., Senior Secured Notes

8.250
%

12/15/14

200,000

142,500

Overseas Shipholding Group Inc., Senior Notes

8.125
%

3/30/18

1,910,000

1,914,775

Peabody Energy Corp., Senior Notes

7.875
%

11/1/26

2,180,000

2,365,300

Petroplus Finance Ltd., Senior Notes

6.750
%

5/1/14

1,085,000

998,200
(a)

Petroplus Finance Ltd., Senior Notes

7.000
%

5/1/17

1,050,000

929,250
(a)

Plains Exploration & Production Co., Senior Notes

10.000
%

3/1/16

1,460,000

1,631,550

Plains Exploration & Production Co., Senior Notes

8.625
%

10/15/19

165,000

180,675

PT Adaro Indonesia, Senior Notes

7.625
%

10/22/19

700,000

764,750
(a)

Quicksilver Resources Inc., Senior Notes

11.750
%

1/1/16

2,865,000

3,337,725

Quicksilver Resources Inc., Senior Notes

9.125
%

8/15/19

100,000

109,750

Range Resources Corp., Senior Subordinated Notes

8.000
%

5/15/19

380,000

413,725

Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes

6.875
%

12/1/18

1,550,000

1,569,375

SandRidge Energy Inc., Senior Toggle Notes

8.625
%

4/1/15

1,105,000

1,131,244
(g)

Stone Energy Corp., Senior Notes

8.625
%

2/1/17

890,000

903,350

Stone Energy Corp., Senior Subordinated Notes

6.750
%

12/15/14

465,000

453,375

Teekay Corp., Senior Notes

8.500
%

1/15/20

1,690,000

1,839,987

TNK-BP Finance SA, Senior Notes

7.875
%

3/13/18

1,304,000

1,478,475
(a)

TNK-BP Finance SA, Senior Notes

7.875
%

3/13/18

335,000

379,823
(a)

Whiting Petroleum Corp., Senior Subordinated Notes

6.500
%

10/1/18

1,380,000

1,393,800

Total Oil, Gas & Consumable Fuels

69,257,359

Total Energy

83,195,209

Financials —
6.9%

Commercial Banks — 2.3%

BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes

5.625
%

3/8/35

1,670,000

1,414,198

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Annual Report

17

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Commercial Banks — continued

BankAmerica Institutional Capital A, Junior Subordinated Bonds

8.070
%

12/31/26

660,000

$
664,125
(a)

BankAmerica Institutional Capital B, Junior Subordinated Bonds

7.700
%

12/31/26

300,000

300,000
(a)

CIT Group Inc., Senior Secured Bonds

7.000
%

5/1/17

6,382,820

6,398,777

Credit Agricole SA, Subordinated Notes

8.375
%

10/13/19

960,000

986,400
(a)(e)(h)

NB Capital Trust II, Junior Subordinated Notes

7.830
%

12/15/26

780,000

780,000

NB Capital Trust IV, Junior Subordinated Notes

8.250
%

4/15/27

1,210,000

1,225,125

Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes

10.500
%

9/29/14

990,000

1,074,138
(e)(h)

Total Commercial Banks

12,842,763

Consumer Finance — 1.9%

Ally Financial Inc., Debentures

0.000
%

6/15/15

3,440,000

2,537,000

Ally Financial Inc., Notes

6.250
%

12/1/17

70,000

70,000
(a)

Ally Financial Inc., Senior Bonds

0.000
%

12/1/12

1,170,000

1,055,925

Ally Financial Inc., Senior Notes

7.500
%

9/15/20

4,300,000

4,509,625
(a)

Ally Financial Inc., Subordinated Notes

8.000
%

12/31/18

404,000

427,230

GMAC Inc., Senior Notes

8.000
%

11/1/31

80,000

86,200

GMAC International Finance BV, Senior Bonds

7.500
%

4/21/15

820,000
EUR

1,136,857

SLM Corp., Medium-Term Notes

8.000
%

3/25/20

380,000

385,284

SLM Corp., Medium-Term Notes, Senior Notes

8.450
%

6/15/18

230,000

239,053

Total Consumer Finance

10,447,174

Diversified Financial Services — 2.5%

Bank of America Corp., Notes, Preferred Securities

8.000
%

1/30/18

640,000

644,992
(e)(h)

Bankrate Inc., Senior Secured Notes

11.750
%

7/15/15

820,000

910,200
(a)

Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities

10.250
%

8/15/39

960,000

1,027,200

Countrywide Capital III, Junior Subordinated Notes

8.050
%

6/15/27

120,000

124,050

International Lease Finance Corp., Medium-Term Notes, Senior Notes

5.625
%

9/20/13

2,320,000

2,331,600

International Lease Finance Corp., Notes

5.875
%

5/1/13

670,000

677,538

International Lease Finance Corp., Senior Notes

6.625
%

11/15/13

1,270,000

1,296,987

International Lease Finance Corp., Senior Notes

8.750
%

3/15/17

1,200,000

1,287,000
(a)

International Lease Finance Corp., Senior Notes

8.875
%

9/1/17

3,330,000

3,592,237

MBNA Capital A, Junior Subordinated Notes

8.278
%

12/1/26

1,480,000

1,498,500

Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes

11.625
%

4/15/16

600,000

621,000
(a)

Total Diversified Financial Services

14,011,304

See Notes to Financial Statements.

18

Western Asset High Yield Portfolio 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Insurance — 0.2%

American International Group Inc., Senior Notes

6.400
%

12/15/20

1,060,000

$
1,112,161

Total Financials

38,413,402

Health Care —
4.0%

Health Care Equipment & Supplies — 0.3%

Biomet Inc., Senior Notes

11.625
%

10/15/17

970,000

1,071,850

Biomet Inc., Senior Toggle Notes

10.375
%

10/15/17

510,000

557,175
(g)

Total Health Care Equipment & Supplies

1,629,025

Health Care Providers & Services — 3.7%

American Renal Holdings, Senior Secured Notes

8.375
%

5/15/18

1,520,000

1,558,000
(a)

CRC Health Corp., Senior Subordinated Notes

10.750
%

2/1/16

5,030,000

5,042,575

Fresenius U.S. Finance II Inc., Senior Notes

9.000
%

7/15/15

2,015,000

2,307,175
(a)

HCA Holdings Inc., Senior Notes

7.750
%

5/15/21

2,240,000

2,240,000
(a)

HCA Inc., Notes

7.690
%

6/15/25

1,675,000

1,608,000

HCA Inc., Senior Secured Notes

9.625
%

11/15/16

31,000

33,209
(g)

HCA Inc., Senior Secured Notes

7.875
%

2/15/20

535,000

572,450

inVentiv Health Inc., Senior Notes

10.000
%

8/15/18

550,000

551,375
(a)

Tenet Healthcare Corp., Senior Secured Notes

10.000
%

5/1/18

2,017,000

2,349,805

Universal Hospital Services Inc., Senior Secured Notes

3.834
%

6/1/15

1,080,000

988,200
(e)

Universal Hospital Services Inc., Senior Secured Notes

8.500
%

6/1/15

300,000

308,250
(g)

US Oncology Inc., Senior Secured Notes

9.125
%

8/15/17

1,190,000

1,466,675

Vanguard Health Holdings Co., II LLC, Senior Notes

8.000
%

2/1/18

1,635,000

1,675,875

Total Health Care Providers & Services

20,701,589

Total Health Care

22,330,614

Industrials —
12.0%

Aerospace & Defense — 1.4%

FGI Operating Co. Inc., Senior Secured Notes

10.250
%

8/1/15

1,525,000

1,601,250

Kratos Defense & Security Solutions Inc., Senior Secured Notes

10.000
%

6/1/17

1,300,000

1,439,750

Triumph Group Inc., Senior Notes

8.625
%

7/15/18

1,660,000

1,813,550

Wyle Services Corp., Senior Subordinated Notes

10.500
%

4/1/18

3,015,000

2,932,087
(a)

Total Aerospace & Defense

7,786,637

Airlines — 2.3%

Continental Airlines Inc., Pass-Through Certificates

7.373
%

12/15/15

942,638

940,281

Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes

7.339
%

4/19/14

1,423,122

1,423,122

Continental Airlines Inc., Senior Secured Notes

6.750
%

9/15/15

1,260,000

1,297,800
 (a)

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Annual Report

19

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Airlines — continued

DAE Aviation Holdings Inc., Senior Notes

11.250
%

8/1/15

4,935,000

$
5,107,725
(a)

Delta Air Lines Inc., Pass-Through Certificates

7.711
%

9/18/11

1,085,000

1,112,125

Delta Air Lines Inc., Pass-Through Certificates

8.954
%

8/10/14

292,535

302,774

Delta Air Lines Inc., Pass-Through Certificates, Secured Notes

8.021
%

8/10/22

561,808

573,045

Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes

9.750
%

12/17/16

820,633

898,593

Delta Air Lines Inc., Senior Secured Notes

9.500
%

9/15/14

813,000

885,154
(a)

United Air Lines Inc., Senior Secured Notes

9.875
%

8/1/13

450,000

484,875
(a)

Total Airlines

13,025,494

Building Products — 0.2%

Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond

0.000
%

6/30/15

1,003,200

556,776
(a)(c)

USG Corp., Senior Notes

8.375
%

10/15/18

370,000

362,600
(a)

Total Building Products

919,376

Commercial Services & Supplies — 2.3%

ACCO Brands Corp., Senior Secured Notes

10.625
%

3/15/15

2,335,000

2,626,875

Altegrity Inc., Senior Subordinated Notes

11.750
%

5/1/16

3,700,000

3,778,625
(a)

American Reprographics Co., Senior Notes

10.500
%

12/15/16

1,490,000

1,560,775
(a)

Garda World Security Corp., Senior Notes

9.750
%

3/15/17

890,000

954,525
(a)

Geo Group Inc., Senior Notes

7.750
%

10/15/17

2,305,000

2,420,250

International Lease Finance Corp., Senior Notes

8.250
%

12/15/20

580,000

597,400

RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes

10.000
%

7/15/17

720,000

810,000
(a)

Total Commercial Services & Supplies

12,748,450

Construction & Engineering — 0.2%

Abengoa Finance SAU, Senior Notes

8.875
%

11/1/17

1,500,000

1,387,500
(a)

Electrical Equipment — 0.3%

NES Rentals Holdings Inc., Senior Secured Notes

12.250
%

4/15/15

1,725,000

1,587,000
(a)

Industrial Conglomerates — 0.3%

Leucadia National Corp., Senior Notes

8.125
%

9/15/15

1,590,000

1,733,100

Marine — 0.9%

  Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured
Notes

8.625
%

11/1/17

2,760,000

2,822,100
(a)

Trico Shipping AS, Senior Secured Notes

13.875
%

11/1/14

2,510,000

2,033,100
(a)

Total Marine

4,855,200

Road & Rail — 2.5%

Jack Cooper Holdings Corp., Senior Secured Notes

12.750
%

12/15/15

2,297,000

2,218,420
(a)(f)

Kansas City Southern de Mexico, Senior Notes

12.500
%

4/1/16

3,787,000

4,639,075

See Notes to Financial Statements.

20

Western Asset High Yield Portfolio 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Road & Rail — continued

Kansas City Southern de Mexico, Senior Notes

8.000
%

2/1/18

745,000

$
806,463

Kansas City Southern Railway, Senior Notes

13.000
%

12/15/13

370,000

440,300

Kansas City Southern Railway, Senior Notes

8.000
%

6/1/15

295,000

317,125

Quality Distribution LLC/QD Capital Corp., Senior Secured Notes

9.875
%

11/1/18

2,840,000

2,818,700
(a)

RailAmerica Inc., Senior Secured Notes

9.250
%

7/1/17

2,454,000

2,696,332

Total Road & Rail

13,936,415

Trading Companies & Distributors — 0.6%

Ashtead Capital Inc., Notes

9.000
%

8/15/16

1,076,000

1,121,730
(a)

H&E Equipment Services Inc., Senior Notes

8.375
%

7/15/16

1,950,000

1,989,000

Total Trading Companies & Distributors

3,110,730

Transportation — 1.0%

Hapag-Lloyd AG, Senior Notes

9.750
%

10/15/17

3,020,000

3,269,150
(a)

Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes

9.500
%

5/1/18

2,460,000

2,496,900
(a)

Total Transportation

5,766,050

Total Industrials

66,855,952

Information Technology
— 3.3%

  Electronic Equipment, Instruments & Components —
0.8%

NXP BV/NXP Funding LLC, Senior Secured Notes

9.750
%

8/1/18

4,010,000

4,511,250
(a)

IT Services — 1.7%

Ceridian Corp., Senior Notes

12.250
%

11/15/15

1,682,700

1,699,527
(g)

First Data Corp., Senior Notes

9.875
%

9/24/15

2,900,000

2,762,250

First Data Corp., Senior Notes

10.550
%

9/24/15

3,773,361

3,575,260
(g)

GXS Worldwide Inc., Senior Secured Notes

9.750
%

6/15/15

550,000

543,125

Interactive Data Corp., Senior Notes

10.250
%

8/1/18

930,000

1,014,863
(a)

Total IT Services

9,595,025

  Semiconductors & Semiconductor Equipment —
0.8%

CDW LLC/CDW Finance Corp., Senior Notes

11.000
%

10/12/15

810,000

840,375

Freescale Semiconductor Inc., Senior Notes

10.750
%

8/1/20

310,000

337,900
(a)

Freescale Semiconductor Inc., Senior Secured Notes

9.250
%

4/15/18

500,000

550,000
(a)

Freescale Semiconductor Inc., Senior Subordinated Notes

10.125
%

12/15/16

2,445,000

2,573,362

Spansion LLC, Senior Notes

7.875
%

11/15/17

270,000

267,300
(a)

  Total Semiconductors & Semiconductor
Equipment

4,568,937

Software — 0.0%

Aspect Software Inc., Senior Secured Notes

10.625
%

5/15/17

215,000

220,644
 (a)

Total Information Technology

18,895,856

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Annual Report

21

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Materials —
8.8%

Chemicals — 3.1%

Ashland Inc., Senior Notes

9.125
%

6/1/17

3,285,000

$
3,785,962

CF Industries Inc., Senior Notes

7.125
%

5/1/20

1,070,000

1,171,650

FMC Finance III SA, Senior Notes

6.875
%

7/15/17

140,000

148,400

Georgia Gulf Corp., Senior Secured Notes

9.000
%

1/15/17

1,630,000

1,768,550
(a)

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes

9.000
%

11/15/20

1,060,000

1,120,950
(a)

Ineos Finance PLC, Senior Secured Notes

9.000
%

5/15/15

1,490,000

1,584,987
(a)

Kerling PLC, Senior Secured Notes

10.625
%

1/28/17

1,334,000
EUR

1,925,234
(a)

LBI Escrow Corp., Senior Secured Notes

8.000
%

11/1/17

206,000

227,888
(a)

Lyondell Chemical Co., Senior Secured Notes

11.000
%

5/1/18

2,245,445

2,542,967

Solutia Inc., Senior Notes

7.875
%

3/15/20

1,760,000

1,883,200

Texas Petrochemical Corp. Group LLC, Senior Secured Notes

8.250
%

10/1/17

890,000

932,275
(a)

Total Chemicals

17,092,063

Containers & Packaging — 2.2%

Ardagh Packaging Finance PLC, Senior Notes

9.125
%

10/15/20

2,520,000

2,620,800
(a)

Ardagh Packaging Finance PLC, Senior Secured Notes

7.375
%

10/15/17

640,000
EUR

861,646
(a)

Ball Corp., Senior Notes

6.750
%

9/15/20

750,000

787,500

Berry Plastics Corp., Senior Secured Notes

9.500
%

5/15/18

620,000

621,550

Berry Plastics Corp., Senior Secured Notes

9.750
%

1/15/21

1,260,000

1,247,400
(a)

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes

9.000
%

4/15/19

2,290,000

2,373,013
(a)

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes

7.125
%

4/15/19

590,000

600,325
(a)

Solo Cup Co., Senior Secured Notes

10.500
%

11/1/13

440,000

459,800

Viskase Cos. Inc., Senior Secured Notes

9.875
%

1/15/18

2,510,000

2,616,675
(a)(c)

Viskase Cos. Inc., Senior Secured Notes

9.875
%

1/15/18

100,000

104,250
(a)(c)

Total Containers & Packaging

12,292,959

Metals & Mining — 1.6%

Atkore International Inc., Senior Secured Notes

9.875
%

1/1/18

1,560,000

1,622,400
(a)

FMG Resources (August 2006), Senior Notes

6.375
%

2/1/16

1,760,000

1,760,000
(a)

FMG Resources (August 2006) Pty Ltd., Senior Notes

7.000
%

11/1/15

890,000

912,250
(a)

Novelis Inc., Senior Notes

8.750
%

12/15/20

2,350,000

2,438,125
(a)

Ryerson Holding Corp., Senior Secured Notes

0.000
%

2/1/15

4,000,000

1,790,000

Total Metals & Mining

8,522,775

See Notes to Financial Statements.

22

Western Asset High Yield Portfolio 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Paper & Forest Products — 1.9%

Appleton Papers Inc., Senior Secured Notes

11.250
%

12/15/15

3,000,000

$
2,400,000
(a)

Boise Cascade LLC, Senior Subordinated Notes, Series B

7.125
%

10/15/14

860,000

840,650

Georgia-Pacific LLC, Senior Notes

8.250
%

5/1/16

55,000

62,081
(a)

Neenah Paper Inc., Senior Notes

7.375
%

11/15/14

630,000

644,175

NewPage Corp., Senior Secured Notes

11.375
%

12/31/14

2,660,000

2,500,400

Smurfit Capital Funding PLC, Debentures

7.500
%

11/20/25

1,390,000

1,282,275

Verso Paper Holdings LLC, Senior Secured Notes

11.500
%

7/1/14

2,655,000

2,913,863

Total Paper & Forest Products

10,643,444

Total Materials

48,551,241

Telecommunication Services
— 8.6%

  Diversified Telecommunication Services —
5.4%

Cincinnati Bell Inc., Senior Notes

8.375
%

10/15/20

370,000

355,200

Cincinnati Bell Telephone Co., Senior Debentures

6.300
%

12/1/28

1,130,000

892,700

Hawaiian Telcom Communications Inc., Senior Subordinated Notes

12.500
%

5/1/15

1,305,000

131
(b)(c)

Inmarsat Finance PLC, Senior Notes

7.375
%

12/1/17

2,410,000

2,530,500
(a)

Intelsat Jackson Holdings Ltd., Senior Notes

9.500
%

6/15/16

2,635,000

2,779,925

Intelsat Jackson Holdings Ltd., Senior Notes

11.250
%

6/15/16

1,280,000

1,379,200

Intelsat Jackson Holdings Ltd., Senior Notes

11.500
%

6/15/16

5,710,000

6,152,525

Level 3 Financing Inc., Senior Notes

10.000
%

2/1/18

1,400,000

1,344,000

Sunrise Communications Holdings SA, Senior Secured Notes

8.500
%

12/31/18

297,000
EUR

415,733
(a)

Sunrise Communications International SA, Senior Secured Notes

7.000
%

12/31/17

250,000
EUR

349,108
(a)

TW Telecom Holdings Inc., Senior Notes

8.000
%

3/1/18

1,430,000

1,519,375

West Corp., Senior Notes

8.625
%

10/1/18

1,450,000

1,537,000
(a)

West Corp., Senior Notes

7.875
%

1/15/19

2,130,000

2,167,275
(a)

Wind Acquisition Finance SA, Senior Notes

11.750
%

7/15/17

210,000

236,775
(a)

Wind Acquisition Finance SA, Senior Secured Notes

7.250
%

2/15/18

910,000

925,925
(a)

Wind Acquisition Holdings Finance SpA, Senior Notes

12.250
%

7/15/17

3,291,525

3,818,169
(a)(g)

Windstream Corp., Senior Notes

8.625
%

8/1/16

2,475,000

2,604,937

Windstream Corp., Senior Notes

7.750
%

10/15/20

900,000

927,000

  Total Diversified Telecommunication
Services

29,935,478

  Wireless Telecommunication Services —
3.2%

MetroPCS Wireless Inc., Senior Notes

7.875
%

9/1/18

1,240,000

1,286,500

Sprint Capital Corp., Senior Notes

6.875
%

11/15/28

6,020,000

5,267,500

Sprint Capital Corp., Senior Notes

8.750
%

3/15/32

5,225,000

5,277,250

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Annual Report

23

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

  Wireless Telecommunication Services —
continued

Buccaneer Merger Sub Inc., Senior Notes

9.125
%

1/15/19

1,755,000

$
1,812,038
(a)

True Move Co., Ltd.

10.750
%

12/16/13

305,000

327,875
(a)

True Move Co., Ltd., Notes

10.750
%

12/16/13

3,420,000

3,676,500
(a)

  Total Wireless Telecommunication
Services

17,647,663

Total Telecommunication Services

47,583,141

Utilities —
5.5%

Electric Utilities — 0.7%

AES Red Oak LLC, Secured Notes

9.200
%

11/30/29

240,000

234,600

Astoria Depositor Corp., Pass-Through Certificates

8.144
%

5/1/21

1,990,000

1,990,000
(a)

Elwood Energy LLC, Secured Notes

8.159
%

7/5/26

1,853,984

1,807,634

Total Electric Utilities

4,032,234

Gas Utilities — 0.4%

Ferrellgas LP/Ferrellgas Finance Corp., Senior Notes

6.500
%

5/1/21

890,000

867,750
(a)

Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes

7.375
%

3/15/20

1,010,000

1,078,175

Total Gas Utilities

1,945,925

  Independent Power Producers & Energy Traders —
4.4%

AES Corp., Senior Notes

8.000
%

10/15/17

590,000

623,925

AES Corp., Senior Notes

8.000
%

6/1/20

180,000

190,800

Calpine Corp., Senior Secured Notes

7.875
%

7/31/20

480,000

486,000
(a)

Calpine Corp., Senior Secured Notes

7.500
%

2/15/21

3,130,000

3,083,050
(a)

Dynegy Inc., Bonds

7.670
%

11/8/16

1,315,000

1,236,100

Edison Mission Energy, Senior Notes

7.750
%

6/15/16

1,000,000

860,000

Edison Mission Energy, Senior Notes

7.625
%

5/15/27

1,875,000

1,354,688

Energy Future Holdings Corp., Senior Notes

10.875
%

11/1/17

1,520,000

1,056,400

Energy Future Holdings Corp., Senior Notes

11.250
%

11/1/17

479,121

287,473
(g)

Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes

10.000
%

12/1/20

5,946,000

6,131,949

Foresight Energy LLC/Foresight Energy Corp., Senior Notes

9.625
%

8/15/17

2,430,000

2,587,950
(a)

Mirant Americas Generation LLC, Senior Notes

9.125
%

5/1/31

1,170,000

1,152,450

Mirant Mid Atlantic LLC, Pass-Through Certificates

10.060
%

12/30/28

2,698,796

2,995,663

NRG Energy Inc., Senior Notes

7.375
%

2/1/16

110,000

112,750

NRG Energy Inc., Senior Notes

7.375
%

1/15/17

2,375,000

2,446,250

  Total Independent Power Producers & Energy
Traders

24,605,448

Total Utilities

30,583,607

Total Corporate Bonds & Notes (Cost — $466,122,790)

475,049,770

See Notes to Financial Statements.

24

Western Asset High Yield Portfolio 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Collateralized Mortgage
Obligations — 0.0%

BlackRock Capital Finance LP, 1996-R1 (Cost — $231,343)

9.580
%

9/25/26

262,607

$
27,180
(e)(f)

Collateralized Senior Loans
— 2.7%

Consumer Discretionary
— 1.0%

Auto Components — 0.1%

Allison Transmission Inc., Term Loan, Tranche B

3.020 - 3.040
%

8/7/14

422,954

412,821
 (i)

Diversified Consumer Services — 0.6%

Realogy Corp., Term Loan

13.500
%

10/15/17

3,000,000

3,268,125
(i)

Media — 0.2%

Newsday LLC, Term Loan

10.500
%

8/1/13

1,000,000

1,067,500
 (i)

Specialty Retail — 0.1%

Michaels Stores Inc., Term Loan B2

4.813
%

7/31/16

656,486

655,313
 (i)

Total Consumer Discretionary

5,403,759

Energy —
0.4%

Energy Equipment & Services — 0.4%

Turbo Beta Ltd., Term Loan

14.500
%

3/15/18

4,498,527

2,046,830
(c)(i)

Industrials —
0.4%

Aerospace & Defense — 0.4%

Hawker Beechcraft Acquisition Co., Term Loan

2.261 -2.303
%

3/26/14

2,675,394

2,336,192
(i)

Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits

2.289
%

3/26/14

153,017

133,616
(i)

Total Industrials

2,469,808

Materials —
0.1%

Containers & Packaging — 0.1%

Berry Plastics Group Inc., Term Loan C

2.284
%

4/3/15

492,327

463,649
(i)

Telecommunication Services
— 0.6%

  Wireless Telecommunication Services —
0.6%

Vodafone Group PLC, Term Loan

6.875
%

8/11/15

3,180,000

3,227,700
(f)(i)

Utilities —
0.2%

  Independent Power Producers & Energy Traders —
0.2%

Energy Future Holdings, Term Loan B3

3.764
%

10/10/14

1,603,427

1,234,822
(i)

Total Collateralized Senior Loans (Cost — $16,486,137)

14,846,568

Convertible
Bonds & Notes — 0.8%

Industrials —
0.7%

Marine — 0.7%

Horizon Lines Inc., Senior Notes

4.250
%

8/15/12

4,245,000

3,910,706

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Annual Report

25

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Materials —
0.1%

Chemicals — 0.1%

Hercules Inc., Series Unit

6.500
%

6/30/29

470,000

$
394,800

Construction Materials — 0.0%

Cemex SAB de CV, Subordinated Notes

4.875
%

3/15/15

130,000

142,025
(a)

Total Materials

536,825

Total Convertible Bonds & Notes (Cost — $4,309,704)

4,447,531

Sovereign Bonds —
0.1%

Russia — 0.1%

Russian Foreign Bond-Eurobond, Senior Bonds (Cost — $770,197)

7.500
%

3/31/30

703,721

813,853
(a)

Shares

Common Stocks —
2.4%

Consumer Discretionary
— 1.3%

Media — 1.3%

Charter Communications Inc.

126,560

4,928,247
*(f)

Charter Communications Inc., Class A Shares

65,911

2,566,574
*

Citadel Broadcasting Corp., Class A Shares

1,441

42,149
*

Total Consumer Discretionary

7,536,970

Energy —
0.1%

Oil, Gas & Consumable Fuels — 0.1%

SemGroup Corp., Class A Shares

13,610

369,790
*

Industrials —
0.1%

Building Products — 0.1%

Ashton Woods USA LLC, Class B Membership

346

155,717
(c)(f)

Nortek Inc.

4,801

172,836
*

Total Industrials

328,553

Materials —
0.9%

Chemicals — 0.9%

Georgia Gulf Corp.

31,285

752,717
*

LyondellBasell Industries NV, Class A Shares

121,502

4,179,669
*

Total Materials

4,932,386

Total Common Stocks (Cost — $7,874,885)

13,167,699

Convertible
Preferred Stocks — 0.8%

Financials —
0.8%

Diversified Financial Services — 0.8%

Bank of America Corp. (Cost—$4,813,292)

7.250
%

4,800

4,593,456

See Notes to Financial Statements.

26

Western Asset High Yield Portfolio 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Western Asset High Yield Portfolio

Security

Rate

Shares

Value

Preferred Stocks —
1.3%

Consumer Discretionary
— 0.0%

Media — 0.0%

CMP Susquehanna Radio Holdings Corp.

40,019

$
4
*(a)(c)(e)(f)

Financials —
1.3%

Commercial Banks — 0.2%

Banesto Holdings Ltd.

10.500
%

36,000

846,000
(a)

  Diversified Financial Services —
1.1%

Citigroup Capital XII, Junior Subordinated Notes

8.500
%

167,900

4,442,634
(e)

Citigroup Capital XIII, Junior Subordinated Notes

7.875
%

69,375

1,866,881
*(e)

Total Diversified Financial Services

6,309,515

Total Financials

7,155,515

Total Preferred Stocks (Cost — $6,933,993)

7,155,519

Expiration Date

Warrants

Warrants —
0.0%

Buffets Restaurant Holdings

4/28/14

3,104

31
*(c)(f)

Charter Communications Inc.

11/30/14

3,493

14,845
*

CMP Susquehanna Radio Holdings Co.

3/23/19

45,731

0
*(a)(c)(f)(l)

Jack Cooper Holdings Corp.

12/15/17

2,297

57,425
*(f)

Nortek Inc.

12/7/14

5,121

35,847
*(c)(f)

SemGroup Corp.

11/30/14

14,327

64,470
*(c)

Turbo Beta Ltd.

11/1/14

1

0
*(c)(f)(i)

Total Warrants (Cost — $73,535)

172,618

  Total Investments before Short-term Investments (Cost —
$507,615,876)

520,274,194

Maturity Date

  Face
Amount†

Short-term
Investments — 1.8%

U.S. Government Agencies — 0.0%

Federal National Mortgage Association (FNMA), Discount Notes

0.200 - 0.240
%

5/9/11

75,000

$
74,966
(j)(k)

Federal National Mortgage Association (FNMA), Discount Notes

0.160
%

5/16/11

1,000

999
(j)(k)

  Total U.S. Government Agencies (Cost —
$75,936)

75,965

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Annual Report

27

Western Asset High Yield Portfolio

Security

Rate

Maturity Date

  Face
Amount†

Value

Repurchase Agreements — 1.8%

  Goldman Sachs & Co. repurchase agreement dated 12/31/10; Proceeds at maturity —
$9,740,122; (Fully collateralized by U.S. government agency obligations, 1.500% due 11/23/15; Market value-$9,938,850) (Cost — $9,740,000)

0.150
%

1/3/11

9,740,000

$
9,740,000

Total Short-term Investments (Cost — $9,815,936)

9,815,965

Total Investments — 95.4% (Cost — $517,431,812#)

530,090,159

Other Assets in Excess of Liabilities — 4.6%

25,598,883

Total Net Assets — 100.0%

$
555,689,042

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)
Securities are in default as of December 31, 2010.

(c)
Illiquid security.

(d)
The maturity principal is currently in default as of December 31, 2010.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)
  Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).

(g)
Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)
Security has no maturity date. The date shown represents the next call date.

(i)
  Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)
All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)
Rate shown represents yield-to-maturity.

(l)
Value is less than $1.

#
Aggregate cost for federal income tax purposes is $517,862,562.

Abbreviation used in this schedule:

EUR

— Euro

See Notes to Financial Statements.

28

Western Asset High Yield Portfolio 2010 Annual Report

Statement of assets and liabilities

December 31, 2010

Assets:

Investments, at value (Cost — $517,431,812)

$
530,090,159

Foreign currency, at value (Cost — $445,923)

445,564

Cash

24,234

Receivable for Fund shares sold

14,774,309

Interest and dividends receivable

10,424,191

Unrealized appreciation on forward foreign currency contracts

186,172

Receivable for securities sold

66,005

Receivable from broker — variation margin on open futures contracts

26,688

Prepaid expenses

39,689

Other receivable

526

Total Assets

556,077,537

Liabilities:

Investment management fee payable

247,317

Payable for Fund shares repurchased

21,773

Directors’ fees payable

5,000

Accrued expenses

114,405

Total Liabilities

388,495

Total Net Assets

$
555,689,042

Net
Assets:

Par value (Note 7)

$
63,599

Paid-in capital in excess of par value

676,113,810

Overdistributed net investment income

(649,907)

  Accumulated net realized loss on investments, futures contracts and foreign currency transactions

(132,934,174)

Net unrealized appreciation on investments, futures contracts and foreign currencies

13,095,714

Total Net Assets

$
555,689,042

Shares
Outstanding:

ClassIS[1]

12,251,775

ClassI[1]

51,347,400

Net Asset
Value:

ClassIS[1]

$8.84

ClassI[1]

$8.71

[1]
  In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

See Notes to Financial
Statements.

Western Asset High Yield Portfolio 2010 Annual Report

29

Statement of operations

For the Year Ended December 31, 2010

Investment
Income:

Interest

$
53,744,443

Dividends

916,960

Total Investment Income

54,661,403

Expenses:

Investment management fee (Note 2)

2,996,280

Transfer agent fees (Note 5)

225,620

Custody fees

72,987

Legal fees

53,674

Audit and tax

46,030

Shareholder reports (Note 5)

44,722

Registration fees

29,808

Directors’ fees

25,067

Insurance

5,600

Miscellaneous expenses

2,595

Total Expenses

3,502,383

Less: Compensating balance arrangements (Note 1)

(134)

Net Expenses

3,502,249

Net Investment Income

51,159,154

Realized and Unrealized
Gain (loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):

Net Realized Gain (Loss) From:

Investment transactions

16,941,750

Futures contracts

(719,160)

Foreign currency transactions

(66,132)

Net Realized Gain

16,156,458

Change in Net Unrealized Appreciation (Depreciation) From:

Investments

11,678,111

Futures contracts

250,963

Foreign currencies

186,389

Change in Net Unrealized Appreciation (Depreciation)

12,115,463

Net Gain on Investments, Futures Contracts and Foreign Currency Transactions

28,271,921

Increase in Net Assets From Operations

$
79,431,075

See Notes to Financial Statements.

30

Western Asset High Yield Portfolio 2010 Annual Report

Statements of changes in net assets

For the Years Ended December 31,

2010

2009

Operations:

Net investment income

$
51,159,154

$
77,324,315

Net realized gain (loss)

16,156,458

(105,324,724)

Change in net unrealized appreciation (depreciation)

12,115,463

298,198,341

Increase in Net Assets From Operations

79,431,075

270,197,932

Distributions to
Shareholders From (Notes 1 and 6):

Net investment income

(51,252,522)

(77,684,083)

  Decrease in Net Assets From Distributions to
Shareholders

(51,252,522)

(77,684,083)

Fund Share Transactions
(Note 7):

Net proceeds from sale of shares

232,082,504

177,546,482

Reinvestment of distributions

49,607,551

73,758,900

Cost of shares repurchased

(372,815,632)

(342,424,142)

Decrease in Net Assets From Fund Share Transactions

(91,125,577)

(91,118,760)

Increase (Decrease) in Net Assets

(62,947,024)

101,395,089

Net
Assets:

Beginning of year

618,636,066

517,240,977

End of year*

$
555,689,042

$
618,636,066

  *   Includes overdistributed net investment income
of:

$(649,907)

$(564,479)

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Annual Report

31

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class IS Shares[1,2]

2010

2009

2008[3]

Net asset value, beginning
of year

$ 8.38

$ 6.06

$8.86

Income (loss) from operations:

Net investment income

0.82

0.94

0.37

Net realized and unrealized gain (loss)

0.49

2.34

(2.77)

Total income (loss) from operations

1.31

3.28

(2.40)

Less distributions from:

Net investment income

(0.85)

(0.96)

(0.40)

Total distributions

(0.85)

(0.96)

(0.40)

Net asset value, end of
year

$8.84

$8.38

$6.06

Total return[4]

16.32
%

56.74
%

(27.16)
%

Net assets, end of year
(000s)

$108,319

$107,301

$77,795

Ratios to average net assets:

Gross expenses

0.61
%

0.61
%

0.60
%[5]

Net expenses[6]

0.61

0.61

0.60
[5]

Net investment income

9.40

12.8

12.4
[5]

Portfolio turnover rate

105
%

84
%

41
%[7]

[1]
In April 2010, Institutional Select Class shares were renamed Class IS shares.

[2]
Per share amounts have been calculated using the average shares method.

[3]
For the period August 4, 2008 (commencement of operations) to December 31, 2008.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Annualized.

[6]
The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]
Not annualized.

See Notes to Financial Statements.

32

Western Asset High Yield Portfolio 2010 Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]

2010

2009

2008[2]

2008[3]

2007[3]

2006[3]

Net asset value, beginning
of year

$ 8.27

$ 5.99

$ 9.30

$ 10.75

$ 10.34

$ 10.49

Income (loss) from operations:

Net investment income

0.81
[4]

0.92
[4]

0.66
[4]

0.83
[4]

0.80
[4]

0.76

Net realized and unrealized gain (loss)

0.48

2.32

(3.05)

(1.41)

0.39

(0.05)

Total income (loss) from operations

1.29

3.24

(2.39)

(0.58)

1.19

0.71

Less distributions from:

Net investment income

(0.85)

(0.96)

(0.92)

(0.80)

(0.78)

(0.73)

Net realized gains

—

—

—

(0.07)

(0.00)
[5]

(0.13)

Total distributions

(0.85)

(0.96)

(0.92)

(0.87)

(0.78)

(0.86)

Net asset value, end of
year

$8.71

$8.27

$5.99

$9.30

$10.75

$10.34

Total return[6]

16.24
%

56.73
%

(27.19)
%

(5.88)
%

12.14
%

7.30
%

Net assets, end of year
(000s)

$447,370

$511,335

$439,446

$800,103

$879,323

$596,918

Ratios to average net assets:

Gross expenses

0.65
%

0.62
%

0.60
%[7]

0.59
%

0.61
%

0.62
%

Net expenses

0.65
[8]

0.62
[8]

0.60
[7],[8]

0.58
[9]

0.61
[8]

0.62
[8]

Net investment income

9.39

12.8

10.4
[7]

8.3

7.8

7.8

Portfolio turnover rate

105
%

84
%

41
%[10]

59
%

64
%

147
%

[1]
In April 2010, Institutional Class shares were renamed Class I shares.

[2]
For the period April 1, 2008 through December 31, 2008.

[3]
For the year ended March 31.

[4]
Per share amounts have been calculated using the average shares method.

[5]
Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]
Annualized.

[8]
The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]
The impact of compensating balance arrangements was 0.01%.

[10]
Not annualized.

See Notes to Financial Statements.

Western Asset High Yield Portfolio 2010 Annual Report

33

Notes to financial statements

1. Organization and significant accounting policies

Western Asset High Yield Portfolio (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the
“Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund offers three classes of shares: Class IS, Class I and Class FI. Prior to April 2010, Class IS, Class I and Class FI shares were known as Institutional Select Class, Institutional Class and Financial Intermediary Class shares, respectively. Shares in the Class FI bear a distribution fee. Class FI shares have not commenced operations. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Class FI shares, and transfer agent and shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of
Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The
Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•

Level 1 — quoted prices in active markets for identical investments

34

Western Asset High Yield Portfolio 2010 Annual Report

Notes to financial statements (cont’d)

•

  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs
used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Long-term investments†:

Corporate bonds & notes

—

$
472,710,950

$
2,338,820

$
475,049,770

Collateralized mortgage obligations

—

—

27,180

27,180

Collateralized senior loans

—

11,618,868

3,227,700

14,846,568

Convertible bonds & notes

—

4,447,531

—

4,447,531

Sovereign bonds

—

813,853

—

813,853

Common stocks

$
8,083,736

4,928,246

155,717

13,167,699

Convertible preferred stocks

4,593,456

—

—

4,593,456

Preferred stocks

6,309,515

846,000

4

7,155,519

Warrants

14,845

64,470

93,303

172,618

Total long-term investments

$
19,001,552

$
495,429,918

$
5,842,724

$
520,274,194

Short-term investments†

—

9,815,965

—

9,815,965

Total investments

$
19,001,552

$
505,245,883

$
5,842,724

$
530,090,159

Other financial instruments:

Futures contracts

$
429,021

—

—

$
429,021

Forward foreign currency contracts

—

$
186,172

—

186,172

Total other financial instruments

$
429,021

$
186,172

—

$
615,193

Total

$
19,430,573

$
505,432,055

$
5,842,724

$
530,705,352

LIABILITIES

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Other financial instruments:

Futures contracts

$
178,058

—

—

$
178,058

†
See Schedule of Investments for additional detailed categorizations.

Western Asset High Yield Portfolio 2010 Annual Report

35

The following is a reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining fair value:

Investments in Securities

Corporate Bonds & Notes

Collateralized Mortgage Obligations

Collateralized Senior Loans

Balance as of December 31, 2009

$
4,681,201

—

—

Accrued premiums/discounts

418,291

—

$
1,515

Realized gain(loss)[1]

(177,643)

—

—

Change in unrealized appreciation
(depreciation)[2]

618,200

—

67,332

Net purchases (sales)

(3,321,629)

—

3,158,853

Transfers into Level 3

120,400

$
27,180

—

Transfers out of Level 3

—

—

—

Balance as of December 31, 2010

$
2,338,820

$
27,180

$
3,227,700

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2010[2]

$
(57,706)

—

$
67,332

Investments in Securities

Common Stocks

Preferred Stocks

Warrants

Total

Balance as of December 31, 2009

$
326,646

$
40

$
65,337

$
5,073,224

Accrued premiums/discounts

—

—

—

419,806

Realized gain(loss)[1]

—

(94,738)

—

(272,381)

Change in unrealized appreciation
(depreciation)[2]

198,862

94,702

92,436

1,071,532

Net purchases (sales)

—

—

—

(162,776)

Transfers into Level 3

—

—

—

147,580

Transfers out of Level 3

(369,791)

—

(64,470)

(434,261)

Balance as of December 31, 2010

$
155,717

$
4

$
93,303

$
5,842,724

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2010[2]

$
155,717

$
(36)

$
27,965

$
193,272

[1]
  This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase
agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the

36

Western Asset High Yield Portfolio 2010 Annual Report

Notes to financial statements (cont’d)

repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward foreign currency contracts. The Fund enters into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the
Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d)
Futures contracts. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures
contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve,
to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.
Purchases and sales of investment securities and income and expense items denominated in foreign

Western Asset High Yield Portfolio 2010 Annual Report

37

currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized
foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and market
risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of

38

Western Asset High Yield Portfolio 2010 Annual Report

Notes to financial statements (cont’d)

premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an
arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Western Asset High Yield Portfolio 2010 Annual Report

39

(m) Reclassification. GAAP requires that certain components of net assets reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following classifications have been made:

Overdistributed Net Investment Income

Accumulated Net Realized Loss

Paid-in Capital

(a)

—

$
2,340,666

$
(2,340,666)

(b)

$
7,940

(7,940)

—

(a)
  Reclassifications are primarily due to tax adjustments associated with securities involved in an in-kind distribution in a previous year.

(b)
  Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes and losses from mortgage backed securities treated as capital losses for tax purposes.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset
Management Company (“Western Asset”) is the investment adviser. LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage commissions) so that total operating expenses are not expected to exceed 0.65% for Class IS shares.
Western Asset also agreed to waive their advisory fee (which is paid by LMPFA and not the Fund) under the Fee Cap. This arrangement cannot be terminated prior to April 30, 2011 without the Board’s consent.

With respect to Class IS shares, the manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class’s total annual operating expense have fallen to a level below the lower of the limit described above or the limit then in effect.

During the year ended December 31, 2010, waivers and/or reimbursed expenses for the Fund amounted to $0.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason serves as the distributor of the Fund’s shares.

As of December 31, 2010, Legg Mason and its affiliates owned 17% of the Fund.

3. Investments

During the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

Investments

U.S. Government & Agency Obligations

Purchases

$
553,928,202

$
1,888,517

Sales

671,100,620

1,872,740

40

Western Asset High Yield Portfolio 2010 Annual Report

Notes to financial statements (cont’d)

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation

$
41,052,011

Gross unrealized depreciation

(28,824,414)

Net unrealized appreciation

$
12,227,597

At December 31, 2010, the Fund had the following open futures contracts:

Number Of Contracts

Expiration Date

Basis Value

Market Value

Unrealized Gain (Loss)

Contracts to
Buy:

U.S. Treasury Ultra Long-Term Bonds

54

3/11

$
7,041,121

$
6,863,063

$
(178,058)

Contracts to
Sell:

U.S. Treasury 5-Year Notes

217

3/11

$
25,973,990

$
25,544,969

$
429,021

Net unrealized gain on open futures contracts

$
250,963

At December 31, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency

Counterparty

Local Currency

Market Value

Settlement Date

Unrealized Gain Loss

Contracts to
Buy:

Euro

Credit Suisse First Boston Inc.

1,200,000

$
1,603,375

2/14/11

$
24,721

Contracts to
Sell:

Euro

Royal Bank of Scotland

1,300,000

$
1,736,990

2/14/11

$
25,821

Euro

Citibank, N.A.

1,325,903

1,771,599

2/14/11

32,821

Euro

Credit Suisse First Boston Inc.

3,942,940

5,268,343

2/14/11

102,809

$
161,451

Net unrealized gain on open forward foreign currency contracts

$
186,172

4. Derivative instruments and hedging activities

Financial Accounting Standards Board
Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped
by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2010.

ASSET
DERIVATIVES[1]

Interest Rate Contracts Risk

Foreign Exchange Contracts Risk

Total

Futures contracts[2]

$
429,021

$
429,021

Forward foreign currency contracts

$
186,172

186,172

Total

$
429,021

$
186,172

$
615,193

Western Asset High Yield Portfolio 2010 Annual Report

41

LIABILITY
DERIVATIVES[1]

Interest Rate Contracts Risk

Total

Futures contracts[2]

$
178,058

$
178,058

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about
the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2010. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED

Interest Rate Contracts Risk

Foreign Exchange Contracts Risk

Total

Futures contracts

$
(719,160)

—

$
(719,160)

Forward foreign currency contracts

—

$
54,792

54,792

Total

$
(719,160)

$
54,792

$
(664,368)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED

Interest Rate Contracts Risk

Foreign Exchange Contracts Risk

Total

Futures contracts

$
250,963

—

$
250,963

Forward foreign currency contracts

—

$
186,172

186,172

Total

$
250,963

$
186,172

$
437,135

During the year ended December 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value

Forward foreign currency contracts (to buy)

$
123,337

Forward foreign currency contracts (to sell)

3,472,387

Futures contracts (to buy)

6,020,260

Futures contracts (to sell)

21,744,117

The Fund’s contracts with derivative counterparties contain several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

42

Western Asset High Yield Portfolio 2010 Annual Report

Notes to financial statements (cont’d)

5. Class specific expenses

For the year ended December 31, 2010, class specific expenses were as follows:

Shareholder Reports

Transfer Agent Fees

Class IS*

$
8,067

$
8,033

Class I*

36,655

217,587

Total

$
44,722

$
225,620

*
In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

6. Distributions to shareholders

Year Ended December 31, 2010

Year Ended December 31, 2009

Net Investment
Income:

Class IS*

$
10,229,363

$
11,675,543

Class I*

41,023,159

66,008,540

Total

$
51,252,522

$
77,684,083

*
In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

7. Capital shares

At
December 31, 2010, the Corporation had 21.15 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of the Fund were as follows:

Year Ended December 31,
2010

Year Ended December 31,
2009

Shares

Amount

Shares

Amount

Class
IS*

Shares sold

1,996,473

$
17,320,749

988,240

$
7,223,162

Shares issued on reinvestment

1,189,729

10,229,362

1,547,337

11,675,543

Shares repurchased

(3,735,401)

(32,552,526)

(2,565,699)

(18,403,130)

Net decrease

(549,199)

$
(5,002,415)

(30,122)

$
495,575

Class
I*

Shares sold

24,992,277

$
214,761,755

24,567,594

$
170,323,320

Shares issued on reinvestment

4,647,130

39,378,189

8,373,209

62,083,357

Shares repurchased

(40,101,037)

(340,263,106)

(44,466,343)

(324,021,012)

Net decrease

(10,461,630)

$
(86,123,162)

(11,525,540)

$
(91,614,335)

*
In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

8. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended December 31, were as follows:

2010

2009

Distributions Paid
From:

Ordinary income

$
51,252,522

$
77,684,083

Western Asset High Yield Portfolio 2010 Annual Report

43

As of December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income-net

$
681,321

Capital loss carryforward*

(132,252,461)

Other book/tax temporary differences(a)

(1,582,191)

Unrealized appreciation (depreciation)(b)

12,664,964

Total accumulated earnings (losses) - net

$
(120,488,367)

*
During the taxable year ended December 31, 2010, the Fund utilized $913,204 of its capital loss carryforward available from prior years. As of December 31, 2010, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration

Amount

12/31/2016

$
(48,834,193
)

12/31/2017

(83,418,268
)

$
(132,252,461
)

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.
As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

(a)

Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized gains on certain futures contracts, differences between book/tax accrual of interest income on securities in default and book/tax differences in the timing of the deductibility of various expenses.

(b)
  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

44

Western Asset High Yield Portfolio 2010 Annual Report

Report of independent registered public accounting firm

To the Board of Directors of Western Asset Funds, Inc. and to the
Shareholders of Western Asset High Yield Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset High Yield Portfolio (one of the Portfolios
comprising Western Asset Funds, Inc., the “Fund”) at December 31, 2010, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at
December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 18,
2011

Western Asset High Yield Portfolio

45

Board approval of investment management and advisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreement between LMPFA and Western Asset Management Company (“Western Asset”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 8,
October 21 and October 28, 2010. At a meeting held on November 17, 2010, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

In arriving at their decision to
renew the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Lipper Inc. (“Lipper”) and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Lipper and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and Western Asset’s ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of
LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff; and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of Western Asset; the experience of its key advisory personnel responsible for management of the Fund; the ability of Western Asset to attract and retain capable research and advisory personnel; the capability and integrity of Western Asset’s senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and Western Asset’s services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or Western Asset’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that Western Asset’s investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and Western Asset would be able to meet any reasonably foreseeable obligations under the Agreements.

46

Western Asset High Yield Portfolio

Board approval of investment management and advisory agreements (unaudited) (cont’d)

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds in its peer group and to its investment benchmark over the one-, three- and five-year periods ended August 31, 2010. In that connection, the Directors noted that the performance of the Fund exceeded its peer average performance for the one- and three-year periods, but was lower than its peer average for the five-year period. With respect to the Fund, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer group.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to Western Asset the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly-managed funds, as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors observed that although the management fee paid by the Fund to LMPFA was higher than the average of the fees paid by funds in its peer group, total expenses for the Fund were lower than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the fees paid by other clients of Western Asset for accounts with similar investment strategies, but that the administrative and operational responsibilities for Western Asset with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by Western Asset’s other clients was reasonable.

The Directors further evaluated the benefits of the
advisory relationship to LMPFA and Western Asset, including, among others, the profitability of the relationship to LMPFA and Western Asset; the direct and indirect benefits that LMPFA and Western Asset may receive from its relationship with the
Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between LMPFA, Western Asset and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and Western Asset’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by Western Asset as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent of LMPFA and Western Asset within the meaning of Securities and Exchange Commission rules regarding the independence of counsel. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to

Western Asset High Yield Portfolio

47

the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and Western Asset, but they would continue to closely monitor the performance of LMPFA and Western Asset; that the fees to be paid to Western
Asset and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by Western Asset and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

48

Western Asset High Yield Portfolio

Additional information (unaudited)

Information about Directors and Officers

The business and affairs of Western Asset High Yield Portfolio (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Directors. The business address of each Director is c/o Western Asset Management Company, 385 East Colorado Blvd., Pasadena, California 91101. Information pertaining to the Directors and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Directors

Ronald J. Arnault

Year of birth

1943

Position(s) held with Fund

Director

Term of office and length of
time served[1]

Served since 1997

Principal occupations during the past five years

Retired.

Number of portfolios in fund complex
overseen[2]

12

Other directorships held

None

Anita L. DeFrantz

Year of birth

1952

Position(s) held with Fund

Director

Term of office and length of
time served[1]

Served since 1998

Principal occupations during the past five years

President (1987-present) and Director (1990-present) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); President and
Director of Kids in Sports (1994-present); Vice President, International Rowing Federation (1986-present); Member of the International Olympic Committee (1986-present).

Number of portfolios in fund complex
overseen[2]

12

Other directorships held

OBN Holdings, Inc. (film, television and media company)

Avedick B. Poladian

Year of birth

1951

Position(s) held with Fund

Director

Term of office and length of
time served[1]

Served since 2007

Principal occupations during the past five years

Executive Vice President and Chief Operating Officer of Lowe Enterprises, Inc. (real estate and hospitality firm) (2002-present);
Partner, Arthur Andersen, LLP (1974-2002).

Number of portfolios in fund complex
overseen[2]

12

Other directorships held

Occidental Petroleum Corporation and Public Storage

Western Asset High Yield Portfolio

49

Independent Directors cont’d

William E. B. Siart

Year of birth

1946

Position(s) held with Fund

Director and Chairman

Term of office and length of
time served[1]

Served since 1997

Principal occupations during the past five years

Trustee of The Getty Trust (2005-present); Chairman of Walt Disney Concert Hall, Inc. (1998-2006); Chairman of Excellent Education
Development (2000-present).

Number of portfolios in fund complex
overseen[2]

12

Other directorships held

None

Jaynie Miller Studenmund

Year of birth

1954

Position(s) held with Fund

Director

Term of office and length of
time served[1]

Served since 2004

Principal occupations during the past five years

Director of Orbitz Worldwide, Inc. (2007-present) (online travel company); Director of MarketTools, Inc. (2010-present) (market research software provider); Director of Forest Lawn (2002-present) (memorial parks); Director of eHarmony, Inc. (2005-2011) (online dating company); Director of aQuantive Inc. (2004-2007) (digital marketing services company); Chief Operating
Officer of Overture Services, Inc. (2001-2004) (commercial online search); and President and Chief Operating Officer of Paymybills.com (2000-2001) (online personal bill management service).

Number of portfolios in fund complex
overseen[2]

12

Other directorships held

Orbitz Worldwide (global on-line travel company)

Interested Directors

R. Jay Gerken[3]

Year of birth

1951

Position(s) held with Fund

Director and President

Term of office and length of
time served[1]

Served as a Director since 2006 and as President since 2007

Principal occupations during the past five years

Managing Director of Legg Mason & Co. (since 2005); Officer and Trustee/Director of
148 funds associated with LMPFA or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer of LMPFA (since 2006); President and Chief Executive Officer of Smith Barney Fund Management
LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly: Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (prior to
2005).

Number of portfolios in fund complex
overseen[2]

148

Other directorships held

N/A

50

Western Asset High Yield Portfolio

Additional information
(unaudited) (cont’d)

Information about Directors and Officers

Interested Directors cont’d

Ronald L. Olson[4]

Year of birth

1941

Position(s) held with Fund

Director

Term of office and length of
time served[1]

Served since 2005

Principal occupations during the past five years

Senior Partner of Munger, Tolles & Olson LLP (a law partnership) (1968-present).

Number of portfolios in fund complex
overseen[2]

12

Other directorships held

Edison International, City National Corporation (financial services company), The Washington Post Company, and Berkshire Hathaway, Inc.

Officers[5]

Kaprel Ozsolak 55 Water Street New York, NY 10041

Year of birth

1965

Position(s) held with Fund

Principal Financial and Accounting Officer

Term of office and length of
time served[1]

Served since 2010

Principal occupations during the past five years

Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007) and Legg Mason & Co. predecessors (prior to 2007); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010) and Legg Mason & Co. predecessors (prior to
2005); formerly, Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2004)

Number of portfolios in fund complex
overseen[2]

N/A

Other directorships held

N/A

  Erin K. Morris   100 International Drive Baltimore, MD
21202

Year of birth

1966

Position(s) held with Fund

Treasurer

Term of office and length of
time served[1]

Served since 2006

Principal occupations during the past five years

Vice President and Manager Global Funds Administration, Legg Mason & Co., LLC
(2005-present); Assistant Vice President and Manager, Fund Accounting Legg Mason Wood Walker, Incorporated (2002-2005); Treasurer, Western Asset Funds, Inc., Western Asset Income Fund and Western Asset Premier Bond Fund (2006-present); Western
Asset/Claymore Inflation-Linked Securities & Income Fund and Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (2010-present); Assistant Treasurer Legg Mason Partners Fund Complex (2007-present); Formerly Assistant
Treasurer, Western Asset Funds, Inc., Western Asset Income Fund and Western Asset Premier Bond Fund (2001-2006); Western Asset/Claymore Inflation-Linked Securities & Income Fund (2003-2009) and Western Asset/Claymore Inflation-Linked
Opportunities & Income Fund (2004-2009).

Number of portfolios in fund complex
overseen[2]

N/A

Other directorships held

N/A

Western Asset High Yield Portfolio

51

Officers[5] cont’d

  Todd F. Kuehl
100 International Drive Baltimore, MD 21202

Year of birth

1968

Position(s) held with Fund

Chief Compliance Officer

Term of office and length of
time served[1]

Served since 2007

Principal occupations during the past five years

Director, Legg Mason & Co., LLC (2006-present); Chief Compliance Officer of Legg Mason Private Portfolio Group (2009-present);
Chief Compliance Officer of Western Asset/Claymore Inflation-Linked Securities & Income Fund, Western Asset/Claymore Inflation-Linked Opportunities & Income Fund, Western Asset Income Fund, Western Asset Premier Bond Fund and Western Asset
Funds, Inc. (2007-present) and Barrett Growth Fund and Barrett Opportunity Fund (2006-2008); Branch Chief, Division of Investment Management, U.S. Securities and Exchange Commission (2002-2006).

Number of portfolios in fund complex
overseen[2]

N/A

Other directorships held

N/A

  Robert I. Frenkel   100 First Stamford Place Stamford, CT
06902

Year of birth

1954

Position(s) held with Fund

Secretary and Chief Legal Officer

Term of office and length of
time served[1]

Served since 2009

Principal occupations during the past five years

Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2006); Managing
Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006).

Number of portfolios in fund complex
overseen[2]

N/A

Other directorships held

N/A

[1]

Each officer holds office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified. Each of the Directors of the Corporation holds office until his or her successor shall have been duly elected and shall qualify, subject to prior death, resignation, retirement, disqualification or removed from office and applicable law and the rules of the New York Stock Exchange.

[2]

In addition to overseeing the eight portfolios of the Corporation each
Director also serves as a Trustee of Western Asset Premier Bond Fund and as a Director of Western Asset Income Fund, Inc. (closed-end investment companies), which are considered part of the same Fund Complex as the Fund. In addition, Mr. Gerken serves as Director/Trustee to 136 other portfolios associated with Legg Mason & Co., LLC or its affiliates. Legg Mason & Co., LLC is an affiliate of Western Asset Management Co. (“WAM”).

[3]

Mr. Gerken is an “Interested person” (as defined in
section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) of each Fund because of his positions with subsidiaries of, and ownership of shares of common stock of, Legg Mason, Inc., the parent company of WAM.

[4]
  Mr. Olson is an “Interested person” (as defined above) of each Fund because his law firm has provided legal services to WAM.

[5]
Each officer of the Corporation is an “Interested person” (as defined above) of the Corporation.

52

Western Asset High Yield Portfolio

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2010:

Record date:

2/25/2010

6/29/2010

9/29/2010

12/27/2010

Payable date:

2/26/2010

6/30/2010

9/30/2010

12/28/2010

Ordinary income

Qualified dividend income for individuals

0.80
%

0.84
%

0.84
%

0.84
%

  Dividends qualifying for the dividends received deduction for corporations

0.71
%

0.74
%

0.74
%

0.74
%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for
your records.

Western Asset

High Yield Portfolio

Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Avedick
B. Poladian

Jaynie Miller Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Western Asset Management Company

Transfer agent

Boston Financial
Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Independent registered public accounting
firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset High Yield
Portfolio

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset High Yield Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s
Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at
1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted
for the general information of the shareholders of Western Asset High Yield Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the
Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•

Information we receive from you on applications and forms, via the telephone, and through our websites;

•

  Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•

Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information, about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal
security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX013141 2/11 SR11-1304

ITEM 2.
CODE OF ETHICS.

The
registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Mr. Ronald J. Arnault, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as
“audit committee financial expert,” and have designated Mr. Arnault as the Audit Committee’s financial expert. Mr. Arnault is “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form
N-CSR.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2009 and December 31, 2010 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $447,700 in 2009 and $456,100 in 2010.

b) Audit-Related Fees. The
aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2009 and $0 in 2010. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Western Asset Funds, Inc.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the
Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Western Asset Funds, Inc. (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

(c) Tax Fees. The aggregate
fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $47,500 in 2009 and $48,800 in 2010. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were
no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in 2010, other than the services reported in paragraphs
(a) through (c) for the Item for the Western Asset Funds, Inc. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph
(c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the
Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to
(a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Western Asset Funds,
Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2009 and 2010; Tax Fees were 100% and 100% for 2009 and 2010; and Other Fees were 100% and 100% for 2009 and 2010.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Funds, Inc., LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Western Asset Funds, Inc. during the reporting period were $0 in 2010.

(h) Yes. Western Asset Funds, Inc.’s
Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset Funds, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Ronald J. Arnault

Anita L. DeFrantz

Avedick B. Poladian

William E.B. Siart

Jaynie Miller Studenmund

(b) Not applicable.

ITEM 6.
SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302
of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:

  /S/    R. JAY
GERKEN

(R. Jay Gerken) President and Principal Executive Officer of

Western Asset Funds, Inc.

Date:
February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

  /S/    R. JAY
GERKEN

(R. Jay Gerken)

President and Principal Executive Officer of

Western Asset Funds, Inc.

Date: February 28, 2011

By:

  /S/    KAPREL
OZSOLAK

(Kaprel Ozsolak)

Principal Financial and Accounting Officer

Western Asset Funds, Inc.

Date: February 28, 2011